Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (9,357,196)	$ (5,634,971)	$ (21,665,704)
Less: Net loss from discontinued operations			(8,360,322)
Net loss from continuing operations	(9,357,196)	(5,634,971)	(13,305,382)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts		3,138	1,750,909
Impairment loss of property and equipment	307,733
Impairment loss of intangible assets	4,248,085	3,144,053	1,292,568
Depreciation of property and equipment	898,968	28,950
Loss from selling short-term investments	78,693
Exchange gains and losses	6,844
Loss on market price of short-term investment	229,536
Interest income from short-term investment	(72,291)
Interest cost of convertible note	410,548
Financial advisory fees for convertible note	450,000
Stock-based compensation	77,500	558,395	8,349,862
Loss from disposal of subsidiaries		4,664
Loss from disposal of intangible assets		29,968
Other (expenses)/income		23,318
Changes in operating assets and liabilities, net of effect of acquisitions:
Disposal of digital assets			325,987
Digital assets generated from mining business	(285,928)	(783,438)	(664,307)
Digital assets received as payment			(5,864)
Digital assets used to pay expenses			2,141,375
Accounts receivable, net of allowance			380,510
Prepaid expenses and other current assets	(176,360)	1,281,109	(1,105,481)
Right-of-use assets	317,774	(873,878)
Deferred tax assets	(91,364)	(251,005)
Accounts payable	(22,075)	22,075
Advance from customers	40,000	80,000
Accrued expenses and other current liabilities	419,793	(87,867)	(184,429)
Lease liabilities	(269,675)	904,132
Net cash used in continuing operations	(2,789,415)	(1,551,357)	(1,024,252)
Net cash used in discontinued operations			(386,777)
Net cash used in operating activities	(2,789,415)	(1,551,357)	(1,411,029)
Cash flows from investing activities:
Disposal of digital assets		968,934
Cash from selling short-term investments	3,434,764
Cash from receiving short-term investment interests and dividends	48,089
Payments for purchasing property and equipment	(3,808)	(7,222)
Prepayments for purchasing property and equipment, which has been converted into a pending refund due to the cancellation of the purchase agreement	(3,000,000)
Cash paid for long-term equity investments	(160,000)
Advance payment for acquisition	(120,000)
Loan to affiliate person		(25,000)
Net cash (used in)/provided by continuing operations	(7,839,004)	936,712
Net cash (used in)/provided by discontinued operations
Net cash (used in)/provided by investing activities	(7,839,004)	936,712
Cash flows from financing activities:
Issuance of common stock	11,000,000	7,900,300	713,082
Borrowings		400,000	935,793
Cash paid for debt		(579,875)	(93,091)
Convertible notes	9,000,000
Financing costs	(700,000)
Net cash provided by continuing operations	19,300,000	7,720,425	1,555,784
Net cash provided by discontinued operations			120,419
Net cash provided by financing activities	19,300,000	7,720,425	1,676,203
Effect of exchange rate changes by continuing operations	(505)	(8,543)	2,953
Effect of exchange rate changes by discontinued operations			403
Effect of exchange rate changes	(505)	(8,543)	3,356
Increase in cash and cash equivalents	8,671,076	7,097,237	268,530
Cash and cash equivalents, beginning of the year	7,537,873	440,636	174,783
Cash and cash equivalents of continuing operations, end of the year	16,208,949	7,537,873	440,636
Cash and cash equivalents of discontinued operations, end of the year			2,677
Cash and cash equivalents, end of the year	16,208,949	7,537,873	443,313
Supplement disclosure of cash flow information Interest paid